VOYAGEUR

                     YOUR TAX SENSITIVE INVESTMENT MANAGER



                         MISSOURI INSURED TAX FREE FUND


                                 ANNUAL REPORT



                             DATED DECEMBER 31, 1996


Family of Funds

Voyageur offers a family of mutual funds, each with an individual objective stated in its prospectus. Investment objectives of the funds range from high current income to long-term capital appreciation. Exchange privileges allow you to change your investment between Voyageur Funds as your objectives or market conditions change.

VOYAGEUR HIGH YIELD FUNDS seek high current income free from both Federal income taxes and state income taxes (where applicable). The Funds invest in medium and lower grade municipal bonds.

        Voyageur MINNESOTA High Yield Municipal Bond Fund
        Voyageur NATIONAL High Yield Municipal Bond Fund

VOYAGEUR TAX FREE FUNDS seek high current income free from both Federal income taxes and state income taxes (where applicable). The Funds invest in investment grade municipal bonds.


        Voyageur ARIZONA Tax Free Fund                       Voyageur MINNESOTA Tax Free Fund
        Voyageur CALIFORNIA Tax Free Fund                    Voyageur NATIONAL Tax Free Fund
        Voyageur COLORADO Tax Free Fund                      Voyageur NEW MEXICO Tax Free Fund
        Voyageur FLORIDA Tax Free Fund                       Voyageur NEW YORK Tax Free Fund
        Voyageur IDAHO Tax Free Fund                         Voyageur NORTH DAKOTA Tax Free Fund
        Voyageur IOWA Tax Free Fund                          Voyageur UTAH Tax Free Fund
        Voyageur KANSAS Tax Free Fund                        Voyageur WISCONSIN Tax Free Fund

VOYAGEUR INSURED TAX FREE FUNDS seek high current income free from both Federal income taxes and state income taxes (where applicable) with the added safety of an insured portfolio. The Funds invest in insured municipal bonds.

        Voyageur ARIZONA Insured Tax Free Fund               Voyageur MISSOURI Insured Tax Free Fund
        Voyageur CALIFORNIA Insured Tax Free Fund            Voyageur NATIONAL Insured Tax Free Fund
        Voyageur FLORIDA Insured Tax Free Fund               Voyageur OREGON Insured Tax Free Fund
        Voyageur MINNESOTA Insured Fund                      Voyageur WASHINGTON Insured Tax Free Fund

VOYAGEUR LIMITED TERM FUNDS seek to preserve original investment principal while providing income free from both Federal income taxes and state income taxes (where applicable). The Funds invest in intermediate term investment grade municipal bonds.

        Voyageur FLORIDA Limited Term Tax Free Fund          Voyageur NATIONAL Limited Term Tax Free Fund
        Voyageur MINNESOTA Limited Term Tax Free Fund

VOYAGEUR EQUITY FUNDS seek long term capital appreciation by investing in common stocks.

        Voyageur AGGRESSIVE GROWTH Fund                      Voyageur GROWTH Stock Fund
        Voyageur GROWTH AND INCOME Fund                      Voyageur INTERNATIONAL Equity Fund

VOYAGEUR INCOME FUNDS seek high current income from investments issued, guaranteed or otherwise backed by the full faith and credit of the U.S. Government.

        Voyageur U.S. GOVERNMENT SECURITIES Fund

VOYAGEUR CASH TRUST SERIES MONEY MARKET FUNDS seek high current income, principal protection and liquidity by investing in money market instruments.

        Voyageur CALIFORNIA MUNICIPAL CASH Series            Voyageur MUNICIPAL CASH Series
        Voyageur FLORIDA MUNICIPAL CASH Series               Voyageur OHIO MUNICIPAL CASH Series
        Voyageur GOVERNMENT CASH Series                      Voyageur PRIME CASH Series
        Voyageur MINNESOTA MUNICIPAL CASH Series             Voyageur TREASURY CASH Series

For more complete information regarding the investment objectives, fees and expenses of the Funds, please obtain a prospectus from your Investment Representative or from Voyageur, 90 South Seventh Street, Suite 4400, Minneapolis, MN 55402-4115; (612) 376-7044 (local); 800-525-6584 (MKTG).




LETTER FROM THE PRESIDENT

[PHOTO]
JOHN G. TAFT
PRESIDENT


Dear Shareholder:

The year 1996 was marked with mixed economic events. During the first half of the year, interest rates rose steadily, propelled by market fears that faster Gross Domestic Product (GDP) growth would ignite inflation. Once these fears abated in June, interest rates began a descent that lasted throughout most of the remainder of the year.

In comparison to their peer group of funds, the overall performance of the Voyageur Tax Free Funds was excellent in 1996. The main reason for this strong performance was Voyageur portfolio managers' subtle shift toward adding income to the portfolios. This additional income allowed us to better position the Funds during the first half of the year when interest rates were rising and municipal bond prices were falling. Within all of our Tax Free Funds, we continued to extend call protection, where possible, in order to better provide for income for longer periods of time.

In January 1997, Lincoln National Corporation (NYSE: LNC) announced that it planned to acquire the parent company of Voyageur Fund Managers, Inc. -- the investment adviser for the Voyageur Tax Free Funds. LNC, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. Delaware Management Company, Inc. (DMC), an indirect wholly owned subsidiary of LNC, and its affiliate, Delaware International Advisers Ltd., serve as the investment advisers to the investment companies in the Delaware Group of Funds (the Delaware Group), which currently includes 16 open-end funds and two closed-end funds (comprising 48 separate investment portfolios). DMC through its Delaware Investment Advisers division, Delaware International Advisers Ltd. and certain other subsidiaries of Delaware Management Holdings, Inc. (DMH) also provides investment advice with respect to separately managed accounts of institutional and other clients. DMH, through its subsidiaries, is responsible for the management of approximately $32 billion. Voyageur Fund shareholders should benefit from this acquisition by being able to select from a wider variety of mutual funds in the expanded Delaware-Voyageur fund family.

Delaware Management, like Voyageur, has a conservative, long-term investment philosophy. The continuity in the Voyageur Tax Free Funds' management styles should also be further maintained since Andrew M. McCullagh and Elizabeth Howell, two of the senior municipal bond portfolio managers for the Voyageur Tax Free Funds, will continue to play a key role in the management of the Voyageur Tax Free Funds after the transition.

We appreciate your patronage and confidence in Voyageur Fund Managers. If at any time you have questions about your Voyageur fund investment, I urge you to contact your personal financial adviser. Voyageur Client Service representatives are also available from 7 a.m. to 6 p.m. (Central Standard Time) to answer any questions you may concerning this transaction or your Voyageur fund investment.

Sincerely,


/s/ John G. Taft

John G. Taft
President
Voyageur Missouri Insured Tax Free Fund



VOYAGEUR MISSOURI INSURED TAX FREE FUND

In the first half of the year, bond prices fell as yields rose. Economic data during this period showed surprising strength in the domestic economy and raised the specter of inflation. During the summer, bond yields stabilized as investors became increasingly confident that Federal Reserve Chairman Alan Greenspan would monitor and tweak short-term interest rates in order to achieve a moderate economic growth and low inflation. The flat tax debate, which stimulated a great deal of discussion and speculation in political and economic circles in 1995 and early 1996, lost momentum and largely faded away after the election. The tax-exempt bond market finished the year with modest, positive total returns.

VOYAGEUR MISSOURI INSURED TAX FREE FUND
For the year ended December 31, 1996, the total return at net asset value (NAV) for the class A shares of the Voyageur Missouri Insured Tax Free Fund was 3.41%.*

Despite a volatile market in 1996, the Voyageur Missouri Insured Tax Free Fund produced a positive total return. Throughout 1996, we searched for opportunities to improve the tax-exempt income on the fund. We achieved this goal by "barbelling" the portfolio with both high premium coupon bonds and deep discount coupon bonds. This approach helped to mitigate price volatility and enabled the Fund to produce consistently positive returns.

Our commitment to credit quality remains very high and the portfolio remains invested exclusively in AAA-rated, insured Missouri municipal bonds. In addition to the strong credit quality, we continued to focus on strong call protection, as well as a strong sector diversification.

OUTLOOK
Overall, the U.S. economy is still showing signs of moderate growth and moderate inflation. Our outlook for the municipal market continues to be favorable, and we expect interest rates to decline over the long term.


[PHOTO]
ELIZABETH H. HOWELL IS THE
SENIOR MUNICIPAL BOND
MANAGER FOR THE VOYAGEUR
MISSOURI INSURED TAX FREE
FUND. MS. HOWELL HAS MORE
THAN 10 YEARS OF INVESTMENT
INDUSTRY EXPERIENCE.




*PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

INSURANCE PERTAINS ONLY TO THE TIMELY PAYMENT OF PRINCIPAL AND INTEREST BY THE SECURITIES IN THE FUND'S PORTFOLIO. THE VALUE OF THE INSURED SECURITIES AND THE FUND ITSELF WILL FLUCTUATE DUE TO CHANGING MARKET CONDITIONS. NO REPRESENTATION IS MADE AS TO ANY INSURER'S ABILITY TO MEET ITS COMMITMENT.




                     VOYAGEUR MISSOURI INSURED TAX FREE FUND
                               Portfolio Abstract
                     For the Period Ended December 31, 1996


                                 CLASS A SHARES

                                     [GRAPH]


            MO Insured Tax Free                    MO Insured Tax Free                          Lehman Bros. Long
           Without Sales Charge                     With Sales Charge                     Insured Municipal Bond Index
Nov-92             10000                                  9625                                        10000
                   10062                                  9684                                        10299
Dec-92             10196                                  9814                                        10339
                   10401                                  10011                                       10454
                   10586                                  10189                                       10878
                   10608                                  10210                                       10747
                   10648                                  10249                                       10872
                   10772                                  10368                                       10943
                   10918                                  10508                                       11128
                   10940                                  10530                                       11151
                   11160                                  10741                                       11391
                   11401                                  10973                                       11524
                   11474                                  11043                                       11539
                   11303                                  10879                                       11431
Dec-93             11558                                  11124                                       11686
                   11685                                  11246                                       11821
                   11382                                  10955                                       11491
                   10860                                  10453                                       10953
                   10727                                  10325                                       11064
                   10844                                  10437                                       11172
                   10763                                  10360                                       11089
                   10981                                  10569                                       11321
                   10977                                  10566                                       11335
                   10785                                  10380                                       11148
                   10524                                  10129                                       10922
                   10250                                  9865                                        10724
Dec-94             10516                                  10121                                       10987
                   10886                                  10478                                       11352
                   11315                                  10890                                       11702
                   11435                                  11006                                       11831
                   11451                                  11022                                       11842
                   11851                                  11406                                       12241
                   11716                                  11277                                       12106
                   11745                                  11305                                       12203
                   11868                                  11423                                       12368
                   12027                                  11576                                       12453
                   12258                                  11798                                       12665
                   12501                                  12033                                       12893
Dec-95             12615                                  12142                                       13026
                   12693                                  12217                                       13121
                   12563                                  12092                                       13016
                   12312                                  11850                                       12826
                   12254                                  11794                                       12782
                   12257                                  11797                                       12776
                   12371                                  11907                                       12925
                   12497                                  12029                                       13044
                   12537                                  12067                                       13039
                   12713                                  12237                                       13231
                   12878                                  12395                                       13387
                   13080                                  12589                                       13651
Dec-96             13045                                  12555                                       13580



Voyageur Missouri Insured Tax Free Fund Without Sales Charge - Ending Value $13,045

Voyageur Missouri Insured Tax Free Fund With Sales Charge - Ending Value $12,556

Lehman Bros. Long Insured Municipal Bond Index - Ending Value $13,580



The Lehman Bros. Long Insured Municipal Bond Index is a broad, unmanaged index of securities of United States Municipalities. The index assumes that no operating expenses, transaction fees or sales loads are incurred by a hypothetical investor who directly owns the securities maintained in the index. In order to outperform an index over any specific time frame, a fund must return to investors an amount greater than that provided by the index plus total operating expenses. For this reason, few fixed income funds are able to outperform broad market indices over the long term. The chart above is comprised of data that represents the cumulative total return of a hypothetical investment in Class A Shares of $10,000 made on the date the Fund commenced operations through December 31, 1996.

    The performance of separate classes will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes.
    Performance quoted represents past performance and is not indicative of future results.
    * Average annual total returns include the maximum 3.75% sales charge.
    ** Commencement of operations.
    *** Assumes redemption on December 31, 1996



        Voyageur Missouri Insured Tax Free Fund
              Average Annual Total Returns
                    (Class A Shares)

                                         Since
                           1 Year       11/2/92**

Without Sales Charge       3.41%         6.59%

With Sales Charge*        (0.47%)        5.61%

Lehman Bros. Long          4.25%         7.62%
Insured Municipal
Bond Index



         Voyageur Missouri Insured Tax Free Fund
               Average Annual Total Returns
                     (Class B Shares)

                                            Since
                               1 Year      3/12/94**

Without Contingent              2.93%       5.08%
Deferred Sales Charge

With Contingent                (2.07%)      3.77%
Deferred Sales Charge***



          Voyageur Missouri Insured Tax Free Fund
                Average Annual Total Returns
                      (Class C Shares)

                                            Since
                               1 Year      11/1/95**

                               2.48%        4.13%



                                Sector Breakdown
                        (shown as % of total net assets)

                       Health Care                22.5%
                       General Obligation         16.7%
                       Housing                    16.7%
                       Utilities                  11.8%
                       Pre-Refunded/Escrow        9.9%
                       Other Revenue              7.7%
                       Education                  6.4%
                       Lease/C.O.P.               3.4%
                       Transportation             3.0%



                                   Statistics

                       Average Maturity        11.6  Years
                       Average Coupon                6.07%
                       Portfolio Duration       7.9  Years
                       Average Quality             Aaa/AAA




INDEPENDENT AUDITORS' REPORT


The Board of Trustees and Shareholders
Voyageur Investment Trust:


     We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Voyageur Missouri Insured Tax Free Fund (a fund within Voyageur Investment Trust) as of December 31, 1996, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended December 31, 1996 and the financial highlights for the years ended December 31, 1996 and 1995, the two-month period ended December 31, 1994, the year ended October 31, 1994 and the period from November 2, 1992, commencement of operations, to October 31, 1993. These financial statements and the financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Voyageur Missouri Insured Tax Free Fund as of December 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



                                                   KPMG Peat Marwick LLP


Minneapolis, Minnesota
February 14, 1997




VOYAGEUR MISSOURI INSURED TAX FREE FUND
STATEMENT OF ASSETS AND LIABILITIES                                       DECEMBER 31, 1996
-------------------------------------------------------------------------------------------
       ASSETS
Investments in securities, at market value (note 1)
   (identified cost: $56,950,870) ........................................     $ 59,072,304
Cash in bank on demand deposit ...........................................           11,319
Accrued interest receivable ..............................................        1,072,962
Receivable for Fund shares sold ..........................................           16,182
                                                                               ------------
   Total assets ..........................................................       60,172,767
                                                                               ------------

       LIABILITIES
Dividends payable to shareholders ........................................          234,075
Payable for Fund shares redeemed .........................................           27,014
Distribution fees payable ................................................            6,175
Other accrued expenses ...................................................           20,031
                                                                               ------------
   Total liabilities .....................................................          287,295
                                                                               ------------

NET ASSETS APPLICABLE TO OUTSTANDING SHARES ..............................     $ 59,885,472
                                                                               ============

Represented by:
   Paid-in capital (note 1) ..............................................     $ 58,996,955
   Undistributed net investment income ...................................           40,533
   Accumulated net realized loss on investments (note 1) .................       (1,273,450)
   Unrealized appreciation of investments ................................        2,121,434
                                                                               ------------

     TOTAL NET ASSETS ....................................................     $ 59,885,472
                                                                               ============

Net assets applicable to outstanding Class A Shares ......................     $ 49,301,215
                                                                               ============
Net assets applicable to outstanding Class B Shares ......................     $ 10,432,486
                                                                               ============
Net assets applicable to outstanding Class C Shares ......................     $    151,771
                                                                               ============

SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE
   Class A - Shares of beneficial interest outstanding: 4,754,081 (note 5)     $      10.37
                                                                               ============
   Class B - Shares of beneficial interest outstanding: 1,006,301 (note 5)     $      10.37
                                                                               ============
   Class C - Shares of beneficial interest outstanding: 14,630 (note 5) ..     $      10.37
                                                                               ============

See accompanying notes to financial statements.





VOYAGEUR MISSOURI INSURED TAX FREE FUND
STATEMENT OF OPERATIONS                                    YEAR ENDED DECEMBER 31, 1996
---------------------------------------------------------------------------------------
Investment income:
   Interest ...........................................................     $ 3,339,960
                                                                            -----------

Expenses (note 3):
   Investment advisory and management fee .............................         290,247
   Dividend-disbursing, administrative and accounting services fees ...         125,437
   Printing, postage and supplies .....................................           9,564
   Audit and accounting fees ..........................................          12,747
   Legal fees .........................................................             423
   Distribution fees - Class A ........................................         123,099
   Distribution fees - Class B ........................................          86,717
   Distribution fees - Class C ........................................           1,388
   Directors' fees ....................................................           3,599
   Registration fees ..................................................             300
   Custodian fees .....................................................           4,740
   Other ..............................................................           3,234
                                                                            -----------
     Total expenses ...................................................         661,495
   Less:  Expenses waived or absorbed .................................        (198,956)
                                                                            -----------
     Total net expenses ...............................................         462,539
                                                                            -----------
     Investment income - net ..........................................       2,877,421
                                                                            -----------

Realized and unrealized gain (loss) on investments:
   Realized loss on security transactions (note 2) ....................        (523,769)
   Net change in unrealized appreciation or depreciation of investments        (403,336)
                                                                            -----------
     Net loss on investments ..........................................        (927,105)
                                                                            -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................     $ 1,950,316
                                                                            ===========

See accompanying notes to financial statements.




VOYAGEUR MISSOURI INSURED TAX FREE FUND
STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------
                                                                   YEAR              YEAR
                                                                   ENDED             ENDED
                                                                DECEMBER 31,      DECEMBER 31,
                                                                    1996               1995
                                                                ------------      ------------
Operations:
   Investment income - net ................................     $  2,877,421      $  2,604,120
   Realized loss on security transactions .................         (523,769)         (376,865)
   Net change in unrealized appreciation or
     depreciation of investments ..........................         (403,336)        6,566,685
                                                                ------------      ------------
       Net increase in net assets resulting from operations        1,950,316         8,793,940
                                                                ------------      ------------

Distributions to shareholders from:
   Investment income - net:
     Class A ..............................................       (2,454,463)       (2,438,655)
     Class B ..............................................         (376,995)         (212,725)
     Class C ..............................................           (5,509)              (92)
                                                                ------------      ------------
   Total distributions ....................................       (2,836,967)       (2,651,472)
                                                                ------------      ------------

Share transactions (note 5):
   Proceeds from sale of shares:
     Class A (note 3) .....................................        5,650,060        10,539,741
     Class B ..............................................        4,705,880         3,109,945
     Class C ..............................................          156,103            20,010
   Net asset value of shares issued in reinvestment of net
     investment income distributions:
       Class A ............................................        1,297,141         1,255,238
       Class B ............................................          250,807           113,687
       Class C ............................................            3,283                20
   Payments for redemption of shares:
     Class A ..............................................       (7,034,424)       (5,002,357)
     Class B (note 3) .....................................         (655,723)         (284,260)
     Class C ..............................................          (27,281)              (10)
                                                                ------------      ------------
   Increase in net assets from share transactions .........        4,345,846         9,752,014
                                                                ------------      ------------
     Total increase in net assets .........................        3,459,195        15,894,482
Net assets at beginning of period .........................       56,426,277        40,531,795
                                                                ------------      ------------
Net assets at end of period (including undistributed net
      investment income of $40,533 and $79, respectively) .     $ 59,885,472      $ 56,426,277
                                                                ============      ============

See accompanying notes to financial statements.



VOYAGEUR MISSOURI INSURED TAX FREE FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
   Voyageur Missouri Insured Tax Free Fund (the Fund) is one of a series of funds within the Voyageur Investment Trust, a Massachusetts business trust registered under the Investment Company Act of 1940 (as amended) ("1940 Act") as an open-end management investment company with an unlimited number of authorized shares of beneficial interest that may be issued in one or more series. The Fund seeks high current income free from both federal and state income taxes with the added safety of an insured portfolio by investing in insured municipal bonds.

   The Fund offers Class A, Class B and Class C Shares. Class A Shares are sold with a front-end sales charge. Class B Shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class C Shares may be subject to a contingent deferred sales charge and have no conversion feature. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class' Distribution Agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

   The Fund is a non-diversified Fund as that term is defined in the 1940 Act. The significant accounting policies followed by the Fund are summarized as follows:

USE OF ESTIMATES
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increase (decrease) in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS IN SECURITIES
   The values of fixed income securities are determined using pricing services or prices quoted by independent brokers. When market quotations are not readily available, or in certain other circumstances, securities are valued at fair value according to methods selected in good faith by the Board of Trustees. Short-term securities are valued at amortized cost which approximates market value.

   Security transactions are accounted for on the trade date. Securities gains and losses are calculated on the identified-cost basis. Interest income, including level- yield amortization of premium and original issue discount, is accrued daily.

   The Fund concentrates its investments in limited geographical areas and therefore, may have more credit risk related to the economic conditions of these areas than a portfolio with broader geographical diversification.

FEDERAL TAXES
   The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute its income to shareholders in amounts that will avoid or minimize federal income or excise taxes for the Fund. Net investment income and net realized gains (losses) for the Fund may differ for financial statement and tax purposes primarily because of losses deferred for tax purposes due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. For federal income tax purposes, at December 31, 1996 the Fund had a capital loss carryover of $1,249,089 that will expire in 2002, 2003 and 2004 if not offset by subsequent capital gains. It is unlikely that the Board of Trustees will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or expires.

DISTRIBUTIONS TO SHAREHOLDERS
   Dividends declared daily from net investment income are payable monthly in cash or reinvested in additional shares of the Fund. Net short-term realized capital gains, if any, may be distributed throughout the year and net long-term realized capital gains, when available, are distributed annually.

(2) INVESTMENT SECURITIES TRANSACTIONS
   Purchase cost and proceeds of sales of investment securities other than short-term securities aggregated $20,216,407 and $16,257,924, respectively, during the year ended December 31, 1996.

(3) EXPENSES
   The Fund has an investment advisory and management fee agreement with Voyageur Fund Managers, Inc. (Voyageur) under which Voyageur manages the Fund's assets and provides other specified services. The fee for investment management and advisory services is payable monthly and is based on average daily net assets of the Fund at the annual rate of .50%. In addition, the Fund will pay most other operating expenses including directors' fees, registration fees, printing of shareholder reports, legal and auditing services and other miscellaneous expenses. There was no portfolio insurance expense for the Fund. Portfolio insurance expense, if any, is recognized over the premium period. Voyageur is obligated to pay all expenses of the Fund (excluding distribution fees, insurance premiums on portfolio securities, taxes, interest and brokerage commissions) which exceed 1% of average daily net assets, on an annual basis. During the year ended December 31, 1996, Voyageur voluntarily absorbed fees and expenses of $95,000, excluding waivers of distribution fees.

   The Fund will also pay a fee to Voyageur for acting as the Fund's dividend-disbursing, administrative and accounting services agent. The fee is paid monthly and is equal to the sum of $1.33 per shareholder account per month, a fixed monthly fee ranging from $1,000 to $1,500 based on the level of the Fund's average daily net assets and an annualized percentage of average daily net assets at reducing rates from .11% to .02%. The Fund is also responsible for reimbursing Voyageur's out-of-pocket expense in connection with the performance of dividend-disbursing, administrative and accounting services.

   All classes of shares have a Distribution Agreement under Rule 12b-1 of the Investment Company Act of 1940 with Voyageur Fund Distributors, Inc. (Fund Distributors). Under this plan, the Fund is obligated to pay Fund Distributors a monthly distribution fee at an annual rate of .25% of the Fund's average daily net assets of the Class A Shares and 1.00% of the Fund's average daily net assets of the Class B and Class C Shares. Fund Distributors may waive all or part of its distribution fee at its sole discretion. During the year ended December 31, 1996, Fund Distributors voluntarily waived Class A distribution fees of $75,641 and Class B distribution fees of $28,315.

   Sales charges paid by Class A shareholders for the year ended December 31, 1996 were $211,558. Of this amount, Fund Distributors received $29,607. Contingent deferred sales charges paid by Class B shareholders for the year ended December 31, 1996 were $16,189.

(4) PLANNED FUND REORGANIZATION
   On January 15, 1997 Voyageur's parent, Dougherty Financial Group, Inc. ("DFG"), executed an Agreement and Plan of Merger with Lincoln National Corporation ("LNC") pursuant to which LNC would acquire DFG, including the mutual fund investment advisory business of DFG conducted by Voyageur. This merger is subject to approval of the Fund's Board of Trustees and shareholders.

(5) SHARE TRANSACTIONS
Transactions in shares of beneficial interest during each period were as follows:

                                                                         CLASS A
                                                           -----------------------------------
                                                              YEAR                   YEAR
                                                              ENDED                  ENDED
                                                           DECEMBER 31,           DECEMBER 31,
                                                               1996                   1995
                                                           ------------           ------------
Shares sold.......................................            551,980              1,059,164
Shares issued for reinvested
   distributions..................................            126,576                125,756
Shares redeemed...................................           (689,056)              (498,176)
                                                           ----------             ----------
Increase (decrease) in shares outstanding.........            (10,500)               686,744
                                                           ==========             ==========



                                                                        CLASS B
                                                           -----------------------------------
                                                              YEAR                   YEAR
                                                              ENDED                  ENDED
                                                           DECEMBER 31,           DECEMBER 31,
                                                               1996                   1995
                                                           ------------           ------------
Shares sold.......................................            458,267                309,066
Shares issued for reinvested
   distributions..................................             24,527                 11,312
Shares redeemed...................................            (64,463)               (28,293)
                                                            ---------              ---------
Increase in shares outstanding....................            418,331                292,085
                                                            =========              =========



                                                                         CLASS C
                                                         ----------------------------------------

                                                              YEAR                PERIOD FROM
                                                              ENDED            NOVEMBER 11, 1995*
                                                           DECEMBER 31,          TO DECEMBER 31,
                                                              1996                   1995
                                                         --------------        ------------------
Shares sold.......................................            15,011                  1,931
Shares issued for reinvested
   distributions..................................               322                      2
Shares redeemed...................................            (2,635)                    (1)
                                                            --------                -------
Increase in shares outstanding....................            12,698                  1,932
                                                            ========                =======

--------------------------------
* Commencement of operations.



(6) FINANCIAL HIGHLIGHTS
  Per share data (rounded to the nearest cent) for a share of beneficial interest outstanding and selected information for each period are as follows:

                                                                               CLASS A
                                         --------------------------------------------------------------------------------
                                                                                                              PERIOD FROM
                                            YEAR             YEAR          TWO MONTHS           YEAR          NOVEMBER 2,
                                            ENDED            ENDED            ENDED             ENDED         1992(d) TO
                                        DECEMBER 31,     DECEMBER 31,      DECEMBER 31,      OCTOBER 31,      OCTOBER 31,
                                            1996             1995              1994             1994             1993
                                        ------------     ------------      ------------      -----------      -----------
Net asset value:
   Beginning of period .............     $    10.54       $     9.27       $     9.37        $    10.82       $    10.00
                                         ----------       ----------       ----------        ----------       ----------
Operations:
   Net investment income ...........            .52              .52              .10               .55              .55
   Net realized and unrealized
     gain (loss) on investments ....           (.18)            1.29             (.11)            (1.43)             .89
                                         ----------       ----------       ----------        ----------       ----------
       Total from operations .......            .34             1.81             (.01)             (.88)            1.44
                                         ----------       ----------       ----------        ----------       ----------
Distributions to shareholders:
   From net investment income (a) ..           (.51)            (.54)            (.09)             (.54)            (.55)
   From net realized gains .........           --               --               --                (.03)            (.07)
                                         ----------       ----------       ----------        ----------       ----------
     Total distributions ...........           (.51)            (.54)            (.09)             (.57)            (.62)
                                         ----------       ----------       ----------        ----------       ----------
Net asset value:
   End of period ...................     $    10.37       $    10.54       $     9.27        $     9.37       $    10.82
                                         ==========       ==========       ==========        ==========       ==========

Total investment return (b) ........           3.41%           19.96%            (.07)%           (8.28)%          14.74%
Net assets at end of period
    (000's omitted) ................     $   49,301       $   50,211       $   37,790        $   37,384       $   30,270

Ratios:
   Ratio of expenses to
     average daily net assets (f) ..            .71%             .50%             .11%(e)           .15%             --%
   Ratio of net investment income
     to average daily net assets ...           5.05%          5.25 %             6.00%(e)          5.39%            4.82%(e)
       Assuming no voluntary waivers
         and reimbursements:
            Expenses (c) ...........           1.03%            1.07%            1.12%(e)          1.13%            1.25%(e)
            Net investment income ..           4.73%            4.68%            4.99%(e)          4.41%            3.57%(e)
Portfolio turnover rate (excluding
   short-term securities) ..........          28.26%           31.69%            8.85%            32.02%           76.51%

See accompanying notes to Financial Highlights.




                                                               CLASS B                                           CLASS C
                                     ------------------------------------------------------------      ---------------------------
                                                                                      PERIOD FROM                     PERIOD FROM
                                        YEAR            YEAR         TWO MONTHS        MARCH 12,          YEAR        NOVEMBER 11,
                                        ENDED           ENDED           ENDED         1994(d) TO          ENDED       1995(d) TO
                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     OCTOBER 31,      DECEMBER 31,   DECEMBER 31,
                                        1996             1995           1994             1994              1996          1995
                                     ------------    ------------    ------------     -----------      ------------   ------------
Net asset value:
   Beginning of period .............  $    10.54      $     9.27      $     9.37       $    10.30       $    10.54    $    10.36
                                      ----------      ----------      ----------       ----------       ----------    ----------
Operations:
   Net investment income ...........         .46             .48             .08              .33              .43           .06
   Net realized and unrealized
     gain (loss) on investments ....        (.18)           1.28            (.10)            (.94)            (.18)          .17
                                      ----------      ----------      ----------       ----------       ----------    ----------
       Total from operations .......         .28            1.76            (.02)            (.61)             .25           .23
                                      ----------      ----------      ----------       ----------       ----------    ----------
Distributions to shareholders:
   From net investment income (a) ..        (.45)           (.49)           (.08)            (.32)            (.42)         (.05)
                                      ----------      ----------      ----------       ----------       ----------    ----------
       Total distributions .........        (.45)           (.49)           (.08)            (.32)            (.42)         (.05)
                                      ----------      ----------      ----------       ----------       ----------    ----------
Net asset value:
   End of period ...................  $    10.37      $    10.54      $     9.27       $     9.37       $    10.37    $    10.54
                                      ==========      ==========      ==========       ==========       ==========    ==========

Total investment return (b) ........        2.93%          19.18%           (.14)%          (6.16)%           2.48%         2.24%
Net assets at end of period
   (000's omitted) .................  $   10,432      $    6,195      $    2,742       $    1,701       $      152    $       20

Ratios:
   Ratio of expenses to
     average daily net assets (f) ..        1.29%            .97%            .60%(e)          .49%(e)         1.62%         1.22%(e)
   Ratio of net investment income
     to average daily net assets ...        4.46%           4.70%           5.32%(e)         4.89%(e)         4.10%         4.09%(e)
       Assuming no voluntary waivers
         and reimbursements:
            Expenses (c) ...........        1.78%           1.81%           1.84%(e)         1.83%(e)         1.78%         1.55%(e)
            Net investment income ..        3.97%           3.86%           4.08%(e)         3.55%(e)         3.94%         3.76%(e)
Portfolio turnover rate (excluding
   short-term securities) ..........       28.26%          31.69%           8.85%           32.02%           28.26%        31.69%


See accompanying notes to Financial Highlights.




NOTES TO FINANCIAL HIGHLIGHTS

(a) For federal income tax purposes, all of the net investment income distributions were derived from interest on securities exempt from federal income tax. For the year ended October 31, 1993, $.01 per share of the distributions from net investment income were subject to state income tax.
(b) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(c) Voyageur and Fund Distributors voluntarily waived or reimbursed a portion of expenses during the periods presented. The annual contractual expense limit for the Fund (excluding distribution fees, insurance premiums on portfolio securities, taxes, interest and brokerage commissions) is 1% of average daily net assets. The maximum distribution fee is .25% of the Fund's average daily net assets for Class A Shares and 1.00% of the Fund's average daily net assets for Class B and Class C Shares.
(d)  Commencement of operations.
(e)  Adjusted to an annual basis.
(f) Beginning in the year ended December 31, 1995, the expense ratio reflects the effect of gross expense attributable to earnings credits on uninvested cash balances received by the Fund. Prior period expense ratios have not been adjusted.




VOYAGEUR MISSOURI INSURED TAX FREE FUND
INVESTMENTS IN SECURITIES                                                                         DECEMBER 31, 1996
-------------------------------------------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                                       COUPON                   MARKET
    ($000)   NAME OF ISSUER (b)                                                   RATE     MATURITY      VALUE (a)
-------------------------------------------------------------------------------------------------------------------
             (PERCENTAGE OF EACH INVESTMENT CATEGORY RELATES TO TOTAL NET ASSETS.)
             MUNICIPAL BONDS (98.1%):
             ESCROWED WITH U.S. GOVERNMENT BONDS (9.9%):
             -------------------------------------------------------------------------------------------------------
   $1,225    Greene County Single Family Mortgage Revenue, Zero Coupon
                (Private Mortgage Insurance)....................................  6.10%(d)  03-01-16    $  404,483
    2,000    Sikeston Electric Revenue (MBIA Insured)...........................  6.25      06-01-12     2,183,440
    1,250    St. Charles School District (FGIC Insured).........................  6.50      02-01-06     1,357,788
    1,850    St. Louis Municipal Finance Corporation Leasehold Revenue
                (FGIC Insured)..................................................  6.25      02-15-05     1,968,252
                                                                                                       -----------
                                                                                                         5,913,963
                                                                                                       -----------

             GENERAL OBLIGATION (16.7%):
             -------------------------------------------------------------------------------------------------------
    1,775    Clark County School District (FSA Insured).......................    5.75      03-01-15     1,803,702
    1,000    Francis Howell School District (FSA Insured).....................    5.35      03-01-10       995,720
      500    Greene County School District (MBIA Insured).....................    5.70      03-01-15       505,805
    1,000    St. Charles (FSA Insured)........................................    5.75      03-01-15     1,017,710
    1,490    St. Louis County School District #8 (MBIA Insured)...............    5.60      02-15-15     1,500,027
    1,000    Springfield School District (MBIA Insured).......................    5.25      03-01-11       991,070
    1,235    Troy School District #3 Lincoln County (MBIA Insured)............    6.10      03-01-14     1,295,033
    1,100    Union Reorganized School District (FGIC Insured).................    5.75      03-01-13     1,115,532
      750    West Platte School District (MBIA Insured).......................    5.85      03-01-15       766,995
                                                                                                       -----------
                                                                                                         9,991,594
                                                                                                       -----------

             UTILITIES (11.8%):
             -------------------------------------------------------------------------------------------------------
    1,500    Cape Girardeau Waterworks System (FGIC Insured)..................    5.00      03-01-12     1,441,335
      600    Liberty Sewer (MBIA Insured).....................................    6.00      02-01-08       655,848
    1,500    Liberty Sewer (MBIA Insured).....................................    6.15      02-01-15     1,608,390
    2,200    St. Joseph Environmental Pollution Control Revenue for
                St. Joseph's Light and Power Co. (AMBAC Insured)..............    5.85      02-01-13     2,265,692
    1,000    Sikeston Electric Revenue (MBIA Insured).........................    6.00      06-01-13     1,077,960
                                                                                                       -----------
                                                                                                         7,049,225
                                                                                                       -----------

             HEALTH CARE (22.5%):
             -------------------------------------------------------------------------------------------------------
    1,000    Cape Girardeau SE Missouri Hospital (MBIA Insured)...............    5.25      06-01-16       975,010
    1,000    Hannibal Health Facilities Series A Hannibal Regional Hospital
                (FSA Insured).................................................    5.75      03-01-22     1,000,240
    2,500    Hannibal Health Facilities Series A Hannibal Regional Hospital
                (FSA Insured).................................................    5.63      03-01-12     2,513,175
    1,980    Jackson County St. Joseph Hospital (MBIA Insured)................    6.50      07-01-12     2,119,570
    2,000    Jackson County St. Mary's Hospital (MBIA Insured)................    5.75      07-01-24     2,013,360
    1,000    Missouri State Health and Educational Faiclity for Children's
                Mercy Hospital (MBIA Insured).................................    5.65      05-15-23       998,420
    1,000    Missouri State Health & Education Facility (Health Midwest)
                 (MBIA Insured)...............................................    6.25      02-15-22     1,043,690
    1,250    Missouri State Health & Education Facility (Heartland Health
                 Systems) (AMBAC Insured).....................................    6.35      11-15-17     1,322,663
    1,000    Missouri State Health & Education Facility (St. Luke's Health
                 Systems) (MBIA Insured)......................................    5.13      11-15-19       944,030
      500    Missouri State Health & Education Facility SSM Health Care
                (MBIA Insured)................................................    6.40      06-01-10       557,365
                                                                                                       -----------
                                                                                                        13,487,523
                                                                                                       -----------

             HOUSING (16.7%):
             -------------------------------------------------------------------------------------------------------
    2,000    Missouri Housing Development Community (GNMA Insured)............    7.55(e)   09-01-27     2,239,720
      260    Missouri Single Family Housing (GNMA Insured)....................    7.20(e)   12-01-17       278,509
      520    Missouri Single Family Housing (GNMA Insured)....................    7.25(e)   12-01-20       557,924
    2,295    Missouri Single Family Housing (FNMA/GNMA Insured)...............    7.25(e)   09-01-26     2,508,252
    1,990    Missouri Single Family Housing (GNMA Insured)....................    7.20(e)   09-01-26     2,165,657
    2,000    Missouri Single Family Housing (FNMA/GNMA Insured)...............    7.45(e)   09-01-27     2,230,100
                                                                                                       -----------
                                                                                                         9,980,162
                                                                                                       -----------

             EDUCATION (6.4%):
             -------------------------------------------------------------------------------------------------------
    1,000    Missouri Health & Education Central Missouri State University
                (AMBAC Insured)...............................................    5.75      10-01-25     1,005,350
    1,000    St. Louis Health & Education University Revenue for St. Louis
                University (AMBAC Insured)....................................    4.75      10-01-16       892,580
    2,000    University of Puerto Rico Revenue (MBIA Insured).................    5.25      06-01-25     1,937,500
                                                                                                       -----------
                                                                                                         3,835,430
                                                                                                       -----------

             OTHER REVENUE (7.7%):
             -------------------------------------------------------------------------------------------------------
    2,240    Kansas City Municipal Assistance Bartle Hall Convention Center
                (MBIA Insured)................................................    5.60      04-15-16     2,244,121
    2,265    Missouri State Environmental-State Revolving Fund-Branson
                (FSA Insured).................................................    6.05      07-01-16     2,349,326
                                                                                                       -----------
                                                                                                         4,593,447
                                                                                                       -----------

             TRANSPORTATION (3.0%):
             -------------------------------------------------------------------------------------------------------
    1,675    Kansas City Airport Revenue (FSA Insured)........................    6.88      09-01-14     1,842,500
                                                                                                       -----------

             LEASE/CERTIFICATE OF PARTICIPATION (3.4%):
             -------------------------------------------------------------------------------------------------------
    1,000    Kansas City Muelebach Hotel (FSA Insured)........................    5.90      12-01-18     1,028,170
    1,000    St. Louis Municipal Finance Corporation City Lease Revenue-City
                Justice Center, Series A (AMBAC Insured)......................    5.95      02-15-16     1,035,290
                                                                                                       -----------
                                                                                                         2,063,460
                                                                                                       -----------

             TOTAL MUNICIPAL BONDS (cost: $56,635,870)                                                  58,757,304
                                                                                                       -----------



             SHORT-TERM SECURITIES (0.5%):
             -------------------------------------------------------------------------------------------------------
      315    Dreyfus Investment Tax-Exempt Money Market Fund
                (cost: $315,000)..............................................3.69(f)                  $   315,000
                                                                                                       -----------

             TOTAL INVESTMENTS IN SECURITIES (cost: $56,950,870) (c)                                   $59,072,304
                                                                                                       ===========

See accompanying notes to investments in securities.





VOYAGEUR MISSOURI INSURED TAX FREE FUND
NOTES TO INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in note 1 to the financial statements.
(b)  All investments are rated 100% Aaa/AAA (unaudited).
(c) The cost of securities for federal income tax purposes at December 31, 1996 is $56,975,231. The aggregate gross unrealized appreciation and depreciation of securities based on this cost are as follows:

                Gross                     Gross                       Net
             Unrealized                Unrealized                 Unrealized
            Appreciation              Depreciation               Appreciation
            ------------              ------------               ------------
             $2,118,475                 $(21,402)                 $2,097,073

(d) The interest rate disclosed for zero coupon issues represents the effective yield on the date of acquisition.
(e) Security subject to the Alternative Minimum Tax. At December 31, 1996, the total of such securities equals 16.7% of the Fund's net assets.
(f) Dividend yields change daily to reflect current market conditions. Rate shown is quoted yield as of December 31, 1996.



FEDERAL INCOME TAX INFORMATION
--------------------------------------------------------------------------------

Information for federal income tax purposes is presented as an aid to shareholders in reporting the dividend distributions for the period ended December 31, 1996 shown below. Exempt interest dividends are exempt from federal income tax and should not be included in shareholder's gross income, but need to be reported on the income tax return for informational purposes. Each shareholder should consult a tax adviser about reporting this income for state and local purposes. In January 1997, the Fund separately provided each shareholder with tax information for calendar year 1996.

                                                        PER CLASS        PER CLASS        PER CLASS
                                                         A SHARE          B SHARE           C SHARE
                                                      ------------     ------------     ------------
                                                          YEAR             YEAR             YEAR
                                                          ENDED            ENDED            ENDED
                                                      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                          1996             1996             1996
                                                      ------------     ------------     ------------
Net investment income distributions
   (none qualifying for corporate dividend
     received deduction)...........................      $.5118           $.4531           $.4178
                                                         ======           ======           ======


For federal income tax purposes, 100.00% of the above net investment income distributions were derived from interest on securities exempt from federal income tax.



VOYAGEUR ON CALL(TM)

[Line Drawing of a telephone]
800.545.3863

We invite you to use the Voyaguer interactive voice response system, Voyageur On Call(TM) (800.545.3863). The system is designed to give you information about the Fund(s) in your account. It can also provide price and yield information for the Fund(s). 24-hour access available to Touch Tone telephones only.





VOYAGEUR
YOUR TAX SENSITIVE INVESTMENT MANAGER


90 South Seventh Street, Suite 4400
Minneapolis, Minnesota 55402-4115




VOY-MOAR 3/97